Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Shares held by the subsidiary	14,971	14,971	14,971